SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAXES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Total		$ (20,158)	¥ (147,143)	¥ (412,938)	¥ (976,241)
CAYMAN ISLANDS
Total	[1]		(13,599)	(69,414)	(345,945)
HONG KONG
Total	[1]		35,238	3,397	(34,946)
JAPAN
Total	[1]		(10,690)	(19,507)	(27,883)
CHINA
Total			¥ (158,092)	¥ (327,414)	¥ (567,467)

[1]	Non-PRC entities not subject to income tax